Earnings Per Share - Schedule of Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Continuing operations	$ 4.78	$ 4.50
Discontinued operations	0.16	(0.09)
Attributable to Magna International Inc.	4.94	4.41
Continuing operations	4.72	4.44
Discontinued operations	0.16	(0.10)
Attributable to Magna International Inc.	$ 4.88	$ 4.34